SUBSEQUENT EVENTS (Details) $ in Thousands				1 Months Ended			9 Months Ended	12 Months Ended
	Mar. 26, 2015 patent	Mar. 24, 2015 patent	Mar. 06, 2015 USD ($) shares	Apr. 30, 2015 shares	Mar. 31, 2015 USD ($) ft² shares	Dec. 31, 2013	Sep. 30, 2015 USD ($) shares	Dec. 31, 2014 USD ($) shares	Jul. 31, 2014 shares
SUBSEQUENT EVENTS
Principal amount converted | $							$ 5,000
Stock-based compensation
Options granted (in shares)							1,197,452
Restricted stock granted (in shares)							194,694
Stockholders' Equity Note [Abstract]
Common stock split ratio				0.144927536
Office and research facility operating lease
Lease
Area of Real Estate Property | ft²					19,335
Term of lease extension option					5 years
Office and research facility operating lease | Delivery of expansion space with substantial completion of certain improvements
Lease
Lease term					5 years
Amendment to office and research facility operating lease
Lease
Area of Real Estate Property | ft²					9,660
2014 Stock Incentive Plan
Stock-based compensation
Maximum number of shares authorized for issuance (in shares)				2,700,000					525,700
Restricted stock
Stock-based compensation
Restricted stock granted (in shares)								10,869
Purdue Pharma, L. P. patent infringement suit, District of Delaware
Contingencies
Number of patents asserted to have been infringed | patent		4
Purdue Pharma, L. P., patent infringement suit, District of Massachusetts
Contingencies
Number of patents asserted to have been infringed | patent	4
Redeemable Convertible Preferred Stock | Mandatory conversion, initial public offering | Minimum
SUBSEQUENT EVENTS
Gross proceeds from sale of stock | $								$ 50,000
Series D convertible redeemable preferred stock
SUBSEQUENT EVENTS
Cash consideration from issuance of preferred stock | $					$ 45,000
6.0% Convertible promissory notes
SUBSEQUENT EVENTS
Principal amount converted | $					$ 5,000
Common stock
Stockholders' Equity Note [Abstract]
Common stock split ratio						0.5
Subsequent events | Office and research facility operating lease
Lease
Area of Real Estate Property | ft²					19,335
Term of lease extension option					5 years
Subsequent events | Office and research facility operating lease | Delivery of expansion space with substantial completion of certain improvements
Lease
Lease term					5 years
Subsequent events | Amendment to office and research facility operating lease
Lease
Area of Real Estate Property | ft²					9,660
Subsequent events | 2014 Stock Incentive Plan
Stock-based compensation
Maximum number of shares authorized for issuance (in shares)					1,087,005
Subsequent events | Employee stock options
Stock-based compensation
Options granted (in shares)					638,095
Vesting period					4 years
Period from grant date to expiration					10 years
Subsequent events | Restricted stock
Stock-based compensation
Restricted stock granted (in shares)				194,694
Subsequent events | Restricted stock | Vested upon grant
Stock-based compensation
Restricted stock granted (in shares)				97,347
Subsequent events | Restricted stock | Vesting in monthly installments
Stock-based compensation
Restricted stock granted (in shares)				97,347
Vesting period				3 years
Subsequent events | Purdue Pharma, L. P. patent infringement suit, District of Delaware
Contingencies
Number of patents asserted to have been infringed | patent		4
Subsequent events | Purdue Pharma, L. P., patent infringement suit, District of Massachusetts
Contingencies
Number of patents asserted to have been infringed | patent	4
Subsequent events | Private Placement | Investors | Series D convertible redeemable preferred stock
SUBSEQUENT EVENTS
Issuance of stock (in shares)			41,666,667
Aggregate consideration | $			$ 50,000
Cash consideration from issuance of preferred stock | $			45,000
Subsequent events | Conversion of convertible notes into convertible preferred stock | Investors | 6.0% Convertible promissory notes
SUBSEQUENT EVENTS
Principal amount converted | $			$ 5,000
Subsequent events | Conversion of convertible notes into convertible preferred stock | Investors | 6.0% Convertible promissory notes | Series D convertible redeemable preferred stock
SUBSEQUENT EVENTS
Number of shares of stock into which debt was converted (in shares)			4,166,667